Income Taxes (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income (loss) before income taxes	¥ (584,770)	¥ (351,331)	¥ 20,622	¥ 179,774	¥ (414,481)
Income taxes
Current			7,209	30,809	24,767
Deferred			(101,636)		551,483
Total	¥ 3,605	¥ 3,735	¥ (94,427)	¥ 30,809	¥ 576,250
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate	0.60%	1.10%	34.60%	30.60%	30.60%
Change in valuation allowance			1709.30%	(32.70%)	(155.90%)
Nondeductible expenses			18.80%		(1.10%)
Inhabitant tax-per capita*			35.00%		(3.90%)
Stock-based compensation					(14.50%)
Use of operating loss carryforwards			(1807.50%)		3.90%
Change in statutory tax rate			(448.10%)
Other-net			0.00%	19.20%	1.90%
Effective income tax rate			(457.90%)	17.10%	(139.00%)